Pension Benefits Benefit Obligations and Fair Value of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Pension Plans with Plan Assets in Excess of Accumulated Benefit Obligations [Abstract]
Defined Benefit Plan, Fair Value of Plan Assets	$ 1,264	$ 1,199
Other Postretirement Benefits Payable	5	7
U.S. Plans
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, PBO	60	69
Defined Benefit Plan, ABO	60	69
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined Benefit Plan, Pension Plans with Plan Assets in Excess of Accumulated Benefit Obligations [Abstract]
Defined Benefit Plan, PBO	0	0
Defined Benefit Plan, ABO	0	0
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined Benefit Plan, Benefit Obligation	60	69	80
Defined Benefit Plan, Accumulated Benefit Obligation	60	69
Defined Benefit Plan, Fair Value of Plan Assets	0	0	0
Non-U.S. Plans
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, PBO	2,092	1,956
Defined Benefit Plan, ABO	1,870	1,749
Defined Benefit Plan, Fair Value of Plan Assets	1,133	1,052
Defined Benefit Plan, Pension Plans with Plan Assets in Excess of Accumulated Benefit Obligations [Abstract]
Defined Benefit Plan, PBO	146	149
Defined Benefit Plan, ABO	98	100
Defined Benefit Plan, Fair Value of Plan Assets	131	147
Defined Benefit Plan, Benefit Obligation	2,238	2,105	1,972
Defined Benefit Plan, Accumulated Benefit Obligation	1,968	1,849
Defined Benefit Plan, Fair Value of Plan Assets	$ 1,264	$ 1,199	$ 1,109